Leases (Tables)	12 Months Ended
Mar. 31, 2023
Presentation of leases for lessee [abstract]
Roll-forward of lease right-of-used assets
The roll-forward of lease right-of-use assets is as follows:

	2023	2022
Cost	$	$
Balance - Beginning of fiscal year	37,001	27,054
Additions	1,613	6,934
Acquired in business combinations	—	5,160
Modifications to and disposals of lease contracts	(1,992)	(1,863)
Exchange differences	(142)	(284)
Balance - End of fiscal year	36,480	37,001

Accumulated depreciation
Balance - Beginning of fiscal year	11,462	5,848
Depreciation charge	8,244	7,743
Modifications to and disposals of lease contracts	(4,074)	(2,071)
Exchange differences	(125)	(58)
Balance - End of fiscal year	15,507	11,462

Net book value
Balance - Beginning of fiscal year	25,539	21,206
Balance - End of fiscal year	20,973	25,539

Offices	20,332	24,655
Vehicles	641	884

Maturity of lease liabilities
The maturity analysis of lease liabilities as at March 31, 2023 is as follows:

Fiscal Year	$

2024	6,617
2025	5,672
2026	4,165
2027	2,780
2028	2,139
2029 and thereafter	3,818

Total minimum payments	25,191
As at March 31, 2023 and 2022, the maturity analysis of financial liabilities represented the following:
2023

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	68,827	—	—	68,827
Other long-term liabilities	—	1,026	—	1,026
2022

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	78,307	—	—	78,307
Other long-term liabilities	—	1,007	—	1,007
Long-term debt	—	30,000	—	30,000